Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Accounts Receivable For Services

	December 31, 2011	December 31, 2010
Accounts receivable for NPL services	$6,205	$8,111

Schedule Of Segment Reporting Information

2011	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,403,366	$391,701		$1,795,067
Intersegment sales	—	92,121		92,121

Total	$1,403,366	$483,822		$1,887,188

Interest revenue	$465	$20		$485

Interest expense	$68,777	$825		$69,602

Depreciation and amortization	$175,253	$25,216		$200,469

Income tax expense	$49,576	$13,727		$63,303

Segment net income	$91,420	$20,867		$112,287

Segment assets	$4,048,613	$227,394		$4,276,007

Capital expenditures	$305,542	$75,449		$380,991

2010	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,511,907	$257,213		$1,769,120
Intersegment sales	—	61,251		61,251

Total	$1,511,907	$318,464		$1,830,371

Interest revenue	$158	$36		$194

Interest expense	$77,025	$564		$77,589

Depreciation and amortization	$170,456	$20,007		$190,463

Income tax expense	$47,073	$7,852		$54,925

Segment net income	$91,382	$12,495		$103,877

Segment assets	$3,845,111	$139,082		$3,984,193

Capital expenditures	$188,379	$27,060		$215,439

2009	Gas Operations	Construction Services	Adjustments (a)		Total
Revenues from unaffiliated customers	$1,614,843	$226,407			$1,841,250
Intersegment sales	—	52,574			52,574

Total	$1,614,843	$278,981			$1,893,824

Interest revenue	$189	$82			$271

Interest expense	$81,822	$1,179			$83,001

Depreciation and amortization	$166,850	$23,232			$190,082

Income tax expense	$40,451	$4,466			$44,917

Segment net income	$79,420	$8,062			$87,482

Segment assets	$3,782,913	$124,755	$(1,376)		$3,906,292

Capital expenditures	$212,919	$4,066			$216,985

(a) Reflects construction services segment income taxes payable in 2009, which were netted against gas operations segment income taxes receivable during consolidation.